Document and Entity Information	Nov. 15, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	Adagio Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40703
Entity Tax Identification Number	83-1403134
Entity Address, Address Line One	1601 Trapelo Road
Entity Address, Address Line Two	Suite 178
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	819-0080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ADGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001832038
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	303 Wyman Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451